Share Capital (Schedule of Share Captial) (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
Disclosure of classes of share capital [line items]
Outstanding, options, beginning | shares		3,105,355
Outstanding, options, Weighted average exercise price, beginning | $		$ 3.66
Stock Options Clase of Share Capital [member]
Disclosure of classes of share capital [line items]
Outstanding, options, beginning | shares	844,993
Exercised, options | shares	(307,160)	(2,236,861)
Granted, options | shares	617,694
Forfeited, options | shares		(23,501)
Outstanding, options, ending | shares	1,155,527	844,993
Exercisable, options | shares	537,833	459,578
Outstanding, options, Weighted average exercise price, beginning | $	$ 4.19
Exercised, options, Weighted average exercise price | $	3.39	$ 3.45
Forfeited, options, Weighted average exercise price | $		4.79
Granted, options, Weighted average exercise price | $	6.35
Outstanding, options, Weighted average exercise price, ending | $	5.56	4.19
Exercisable, options, Weighted average exercise price | $	$ 4.64	$ 3.68
Warrants Clase of Share Capital [member]
Disclosure of classes of share capital [line items]
Outstanding, other than options, beginning | shares	582,977
Exercised, other than options | shares	238,515	931,700
Granted, other than options | shares		1,514,677
Outstanding, other than options, ending | shares	344,462	582,977
Weighted average, beginning, other units | $	$ 6.01
Weighted average, granted, other units | $		$ 6.01
Weighted average, exercised, other units | $	6.01	6.01
Weighted average, ending, other units | $	$ 6.01	$ 6.01